INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
TA-270 [Abstract]
Original Cost	$ 580,178	$ 739,562
Less: Accumulated Amortization	(261,080)	(249,790)
Balance at the end of year	319,098	489,772
Goodwill	434,000	517,179
Total	$ 753,098	$ 1,006,951